NorthQuest Capital Fund

The Fund is a No-load Mutual Fund

Statistics for NorthQuest Capital Fund (Ticker Symbol: NQCFX) *

Average Annual Total Returns (as of 12/31/2023)

10 Year	5 Year	1 Year	Date	Daily Closing Price	Daily Change	Daily % Change	YTD Total Return
+10.55%	+15.18%	+27.28%	04-17-2024	$24.80	-0.14	-0.56%	+1.51%

Fund Investment Objective/Goal

The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.

Who may want to invest in the Fund?

The Fund may be appropriate for investors who can accept the risk of investing in a concentrated portfolio of common stocks; and/or are pursuing a long-term objective such as retirement.

* The Fund's prospectus should be read carefully before investing in this Fund.

* The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investors share's, when redeemed, may be worth more or less than their original cost.

The Fund's shares are available in the following states; AZ,FL,MO,NJ,NY,PA,TX, and VA.

This site designed for U.S.residents. Non-U.S.residents are subject to country- specific restrictions.

NorthQuest Capital Fund

The Fund's Officers & Directors
Are Shareholders in The Fund

NorthQuest Capital Fund, Inc.
TOP TEN HOLDINGS as a Percentage of the Fund's Net Assets
December 31, 2023
(Unaudited)

Top Ten Holdings* (% of Net Assets)	
Apple, Inc.	5.83%
Monolithic Power Systems, Inc.	5.58%
Arthur J. Gallagher & Co.	5.39%
Mastercard, Inc. Class A	4.85%
O'Reilly Automotive, Inc.	4.80%
Microsoft Corp.	4.75%
Intuit, Inc.	4.74%
The Sherwin-Williams Co.	4.73%
S&P Global, Inc.	4.45%
Home Depot, Inc.	4.38%
	49.50%

* Portfolio holdings are subject to change and are not recommendations of individual stocks.

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Fund Holdings

More Information

Portfolio Manager ("PM")

Contact Us

NorthQuest Capital Fund

The Fund is a No-load Mutual Fund

NorthQuest Capital Fund, Inc.
16 Rimwood Lane
Colts Neck, NJ 07722
1-800-239-9136 or 732-842-3465

You will find more information about the NorthQuest Capital Fund, Inc. in the following documents:

Prospectus - A document with detailed information about the Fund.
Statement of Additional Information (SAI) - The Statement of Additional contains additional and more information about the Fund.
Annual and Semi-annual Reports - The Fund will issue to its shareholders semi-annual and audited annual reports. The Fund's fiscal year ends December 31st.
In addition, a discussion of the Fund strategies and market conditions that significantly affected the Fund's performance during its last fiscal year will be in the annual report.

THERE ARE TWO WAYS TO GET A COPY OF ONE OR MORE OF THE DOCUMENTS DESCRIBED ABOVE

1. Call or write for one, and a copy will be sent without charge within three business days of receipt of the request.

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports)from the Securities and Exchange Commission on their internet site at http://www.sec.gov or at their Public Refernece Room in Washington, D.C. Call the Securities and Exchange Commission at 1-800-SEC-0330 for room hours and operations. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.
Please contact the Fund at the above address or by its toll free number if you wish to request other information and/or make shareholder inquiries.

NorthQuest Capital Fund

The Fund is Shareholder Friendly.

Portfolio Manager ("PM")

Peter J. Lencki has been actively managing the NorthQuest Capital Fund for the past twenty-one years.

Mr. Lencki credentials: Bachelors of Arts degree in Political Science from Seton Hall University in New Jersey.

NorthQuest Capital Fund, Inc.
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
1-800-239-9136 or 732-842-3465

NorthQuest Capital Fund

The Fund is Shareholder Friendly.

Home

Fund Holdings

More Information

Portfolio Manager ("PM")

Contact Us

Contact Information

NorthQuest Capital Fund, Inc.
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
1-800-239-9136 or 732-842-3465